                          AIM SUMMIT INVESTORS PLANS I
                        Supplement dated January 12, 2005
                      to the Prospectus dated March 2, 2004


         On Wednesday, October 6, 2004, the House of Representatives voted in favor of a bill that proposes a ban on sales of contractual plans. A companion bill was proposed in the Senate on Thursday, October 7, 2004. Neither bill would prevent current planholders from continuing to make payments on outstanding plans. However, the largest seller of accounts in the AIM Summit Investors Plans I and II (the "Plans") has made a decision to stop selling contractual plans.

         Over time, as the existing accounts in the Plans age, the AIM Summit Fund may not receive consistent inflows of investment dollars. The Board of Trustees of the fund will monitor the situation and work diligently to make any changes that will be in the best interests of planholders.

         In an effort to provide current planholders additional flexibility, A I M Distributors, Inc., the Sponsor of the Plans, has decided to remove certain restrictions on preinvestments and allow additional investments to be made under the extended investment option for as long as thirty (30) years. However, given that the Plans will no longer be marketed, the Sponsor will no longer accept requests to increase the amount of an existing Plan. Additionally, the Sponsor has agreed to waive 0.05% of the 0.30% Distribution and/or Service Fees applicable to shares of the fund held outside of AIM Summit Investors Plans I. These changes are reflected in the following amendments to the Plans prospectus, which are effective January 12, 2005:

      1. The last sentence of the first paragraph under the heading, "Description of the Plans," on page 1 is replaced in its entirety with the following:

         "A plan calls for fixed monthly investments for 15 years (180 investments), with the option to make additional monthly investments for up to 30 years (or 360 investments)."

      2. Footnote 4 to the Fee Table on page 2 is replaced in its entirety with the following:

         "Distribution and/or Service Fees are paid by the fund to the Sponsor pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payments to be made to the Sponsor to finance any activity which is primarily intended to result in the sale of fund shares. Amounts paid out pursuant to the Distribution Plan may also be used to pay service fees under a shareholder service arrangement and the costs of administering the Distribution Plan. The Sponsor has contractually agreed to waive 0.20% of the 0.30% Distribution and/or Service Fees applicable to shares of the fund beneficially owned through AIM Summit Investors Plans I. While the Plans are closed to new investors, the Sponsor has also agreed to waive 0.05% of the 0.30% Distribution and/or Service Fees applicable to shares of the fund held outside of AIM Summit Investors Plans I. Accruing fees at two different rates results in a blended rate, which will increase as a percentage of average daily net assets of the fund as additional share of the fund are acquired outside AIM Summit Investors Plans I."

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      3. The third sentence under the heading, "A Typical $50 Monthly Investment
         Plan," on page 2 is replaced in its entirety with the following:

         "The 30-year schedule reflects the charges applicable to a plan that is continued under the Extended Investment Option."

      4. The following information is added to the table appearing under the heading, "A Typical $50 Monthly Investment Plan," on page 2:

                                                     AT THE END OF 6
                          AT THE END OF 30 YEARS         MONTHS           AT THE END OF 1 YEAR   AT THE END OF 2 YEARS
                            (360 INVESTMENTS)        (6 INVESTMENTS)        (12 INVESTMENTS)        (24 INVESTMENTS)
                         ------------------------ ---------------------- ----------------------- ----------------------
                            Amount    % of Total    Amount   % of Total    Amount    % of Total    Amount   % of Total
                                      Investments            Investments             Investments            Investments
------------------------ ------------ ----------- ---------- ----------- ----------- ----------- ---------- -----------
TOTAL INVESTMENTS         $18,000.00     100.00%    $300.00        100%     $600.00       100%   $1,200.00       100%
------------------------ ------------ ----------- ---------- ----------- ----------- ----------- ---------- -----------
DEDUCT:
------------------------ ------------ ----------- ---------- ----------- ----------- ----------- ---------- -----------
Creation and Sales
Charges (A)                $1,263.96       7.02%    $150.00         50%     $300.00        50%      333.24     27.77%
------------------------ ------------ ----------- ---------- ----------- ----------- ----------- ---------- -----------
 Custodian Fees (B)          $540.00       3.00%       9.00       3.00%       18.00      3.00%       36.00      3.00%
------------------------ ------------ ----------- ---------- ----------- ----------- ----------- ---------- -----------
TOTAL DEDUCTIONS           $1,803.96      10.02%     159.00      53.00%      318.00     53.00%      369.24     30.77%
------------------------ ------------ ----------- ---------- ----------- ----------- ----------- ---------- -----------
NET AMOUNT INVESTED       $16,196.04      89.98%    $141.00      47.00%     $282.00     47.00%     $830.76     69.23%
UNDER PLAN
------------------------ ------------ ----------- ---------- ----------- ----------- ----------- ---------- -----------

     (A) Effective July 24, 2000, the Creation and Sales Charge is waived after the first twelve investments made under a plan.

     (B) Effective June 30, 2000, the Custodian Fee is paid by the fund and is not charged to planholders.

   5. The chart entitled, "Total 25 Year Allocations of Investments and Deductions When Extended Investment Option is Used," on page 3 is replaced in its entirety with the following:

   "Total 30 Year Allocations of Investments and Deductions When Extended Investment Option is Used

                                                                                                       % OF TOTAL DEDUCTIONS
                                                                                                     ---------------------------
   Monthly          TOTAL        Creation      Creation     Custodian       Total          Net         To Total       To Net
  Investment     INVESTMENTS    and Sales     and Sales      Fee (B)      Deductions    Investment   Investments    Investment
     Unit       (FACE AMOUNT)    Charges       Charges                                   In Fund                     In Fund
                                               As % of                                    Shares                      Shares
                                                Total
                                              Investment
                                                 (A)
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
         50.00      18,000.00      1,263.96         7.02%        540.00      1,803.96     16,196.04        10.02%        11.14%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
         75.00      27,000.00      1,894.20         7.02%        540.00      2,434.20     24,565.80         9.02%         9.91%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
        100.00      36,000.00      2,340.00         6.50%        540.00      2,880.00     33,120.00         8.00%         8.70%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
        125.00      45,000.00      2,925.00         6.50%        540.00      3,465.00     41,535.00         7.70%         8.34%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
        150.00      54,000.00      2,949.72         5.46%        540.00      3,489.72     50,510.28         6.46%         6.91%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
        166.66      59,997.60      3,275.88         5.46%        540.00      3,815.88     56,181.72         6.36%         6.79%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
        200.00      72,000.00      3,935.28         5.47%        540.00      4,475.28     67,524.72         6.22%         6.63%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
        250.00      90,000.00      4,917.36         5.46%        540.00      5,457.36     84,542.64         6.06%         6.46%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
        291.66     104,997.60      4,649.90         4.43%        540.00      5,189.90     99,807.70         4.94%         5.20%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
        300.00     108,000.00      3,665.28         3.39%        540.00      4,205.28    103,794.72         3.89%         4.05%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
        350.00     126,000.00      3,947.88         3.13%        540.00      4,487.88    121,512.12         3.56%         3.69%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
        400.00     144,000.00      4,140.00         2.88%        540.00      4,680.00    139,320.00         3.25%         3.36%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
        500.00     180,000.00      4,565.28         2.54%        540.00      5,105.28    174,894.72         2.84%         2.92%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
        600.00     216,000.00      5,423.76         2.51%        540.00      5,963.76    210,036.24         2.76%         2.84%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
        750.00     270,000.00      6,627.60         2.45%        540.00      7,167.60    262,832.40         2.65%         2.73%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
      1,000.00     360,000.00      8,550.00         2.38%        540.00      9,090.00    350,910.00         2.53%         2.59%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
      1,500.00     540,000.00      9,159.72         1.70%        540.00      9,699.72    530,300.28         1.80%         1.83%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
      3,000.00   1,080,000.00     10,992.36         1.02%        540.00     11,532.36  1,068,467.64         1.07%         1.08%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
      6,000.00   2,160,000.00     14,657.64         0.68%        540.00     15,197.64  2,144,802.36         0.70%         0.71%
--------------- -------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------

     (A) Effective July 24, 2000, the Creation and Sales Charge is waived after the first twelve investments made under a plan.

     (B) Effective June 30, 2000, the Custodian Fee is paid by the fund and is not charged to planholders."

   6. The information found under the heading, "Making Preinvestments to Complete the Plan Ahead of Schedule," on page 4 is replaced in its entirety with the following:

      "You may complete a plan ahead of schedule by making investments in advance of their due dates. You may do this by making separate, individual investments or by making a lump sum investment (or investments) in some multiple of your monthly investment amount."

   7. The information found under the heading, "Changing the Face Amount of a Plan," on page 5 is replaced in its entirety with the following:

      "Prior to making the 12th investment under a plan, you may decrease the amount of your plan by as much as 50% of the face amount. The revised plan must be in one of the denominations listed on page 4. The Creation and Sales Charges already paid on the existing plan will be recomputed and applies as a credit to the Creation and Sales Charges due on the revised plan, and investments already made will be credited to the revised plan.

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      You should send requests for changes in the face amount of your plan to
      BFDS."

   8. The second paragraph under the heading, "Termination of a Plan by the Sponsor or Custodian," on page 8 is replaced in its entirety with the following:

      "After 360 investments have been made, or on the happening of any other event justifying termination, the Sponsor or the Custodian may terminate a plan 60 days after mailing to you a written notice of the termination. A plan may also be terminated if shares of the fund are not available and a substitution is not made."

   9. The information found under the heading, "Plan Completion," on page 9 is replaced in its entirety with the following:

      "After you have completed your plan investments, you have the following options:

          (a) Have the Custodian continue to hold your fund shares after the 360th investment has been made;

          (b) Have the Custodian register your shares in your name and transfer them to AIM Investment Services, Inc., where you may hold them directly or exchange them for shares of another AIM fund;

          (c)  Redeem your shares and receive the cash proceeds; or

          (d)  Establish a Systematic Withdrawal Program."